UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/29/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

February 29, 2024
Semiannual Report
to Shareholders
DWS ESG Liquidity Fund
Capital Shares

Contents
4	Portfolio Summary
5	Investment Portfolio
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
24	Other Information
25	Information About Your Fund’s Expenses
27	Advisory Agreement Board Considerations and Fee Evaluation
31	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS ESG Liquidity Fund — Capital Shares

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund’s investments or in other circumstances. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Money Market investments are subject to interest-rate and credit risks. When interest rates rise, prices generally fall. In addition, any unexpected behavior in interest rates could increase the volatility of the Fund’s yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although individual securities may outperform the market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions. Any investments in money market instruments of foreign issuers are subject to some of the risks of foreign investing, such as unfavorable political and legal developments, limited financial information, and regulatory risk and, economic and financial instability. Portfolio management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. Please read the prospectus for details.
ESG criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential investments: Environmental (how a company performs as a steward of nature); Social (how a company manages relationships with employees, suppliers, customers and communities); Governance (company’s leadership, executive pay, shareholder rights, etc).
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS ESG Liquidity Fund — Capital Shares	|	3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	2/29/24	8/31/23
Commercial Paper	48%	48%
Repurchase Agreements	17%	8%
Time Deposits	14%	14%
Certificates of Deposit and Bank Notes	10%	14%
Variable Rate Demand Notes	7%	15%
Government & Agency Obligations	4%	1%
	100%	100%

Weighted Average Maturity	2/29/24	8/31/23
DWS ESG Liquidity Fund	31 days	29 days
iMoneyNet Money Fund Average™—First Tier Institutional— AAA Rating*	30 days	25 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category: First
Tier Institutional — AAA Rating — Category includes institutional funds that may invest in certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and other banking institutions, commercial paper, floating and variable rate demand notes and bonds, and asset backed securities; and has been assigned a rating by one of the nationally recognized statistical rating organizations. S&P Global Ratings, Moody’s Investors
Service, and Fitch Ratings are the largest NRSROs.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s holdings, see page 5.

4	|	DWS ESG Liquidity Fund — Capital Shares

Investment Portfolioas of February 29, 2024 (Unaudited)

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 9.6%
Bank of America NA:
5.67% (a), 4/10/2024	5,000,000	5,001,390
5.97%, 8/16/2024	5,000,000	5,009,049
Citibank NA, 5.74%, 8/21/2024	5,000,000	5,006,487
First Abu Dhabi Bank USA NV:
SOFR + 0.2%, 5.51% (a), 8/9/2024	5,000,000	5,000,063
5.7%, 5/24/2024	5,000,000	5,002,037
HSBC Bank USA NA:
5.79%, 11/25/2024	5,000,000	5,009,856
5.82%, 3/11/2024	2,500,000	2,500,176
5.97%, 8/14/2024	3,000,000	3,004,587
Kookmin Bank, SOFR + 0.55%, 5.86% (a), 7/22/2024	3,000,000	3,002,920
Nordea Bank ABP:
SOFR + 0.37%, 5.68% (a), 3/15/2024	2,500,000	2,500,289
SOFR + 0.5%, 5.81% (a), 3/18/2024	3,000,000	3,000,614
Svenska Handelsbanken AB, SOFR + 0.55%, 5.86% (a), 3/5/2024	2,500,000	2,500,164
Swedbank AB, SOFR + 0.36%, 5.67% (a), 4/5/2024	5,000,000	5,001,373
Toronto-Dominion Bank, 5.86% (a), 3/27/2024	1,000,000	1,000,268
Total Certificates of Deposit and Bank Notes (Cost $52,500,671)		52,539,273
Commercial Paper 48.3%
Issued at Discount (b) 39.7%
Alinghi Funding Co. LLC:
144A, 5.434%, 3/5/2024	5,000,000	4,996,280
144A, 5.799%, 5/14/2024	3,000,000	2,966,563
144A, 5.799%, 6/12/2024	5,000,000	4,923,078
Antalis SA, 144A, 5.566%, 4/2/2024	8,000,000	7,960,620
Autobahn Funding Co. LLC, 144A, 5.394%, 3/6/2024	23,000,000	22,979,574
Britannia Funding Co. LLC, 144A, 5.495%, 3/4/2024	5,000,000	4,997,036
Cancara Asset Securitisation LLC, 5.404%, 4/17/2024	5,000,000	4,964,200
Chesham Finance Ltd., 144A, 5.434%, 3/4/2024	4,280,000	4,277,467
Cisco Systems, Inc., 144A, 5.384%, 3/18/2024	5,000,000	4,986,726
Citigroup Global Markets, Inc., 144A, 5.617%, 3/7/2024	2,500,000	2,497,409
Export Development Canada, 5.576%, 5/1/2024	2,500,000	2,477,226
Federation des Caisses Desjardins du Quebec, 144A, 5.384%, 4/1/2024	5,000,000	4,976,175
Glencove Funding LLC, 144A, 5.414%, 4/19/2024	10,000,000	9,925,417
The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Capital Shares	|	5

	Principal Amount ($)	Value ($)
John Deere Capital C, 144A, 5.374%, 3/15/2024	10,000,000	9,977,862
Kookmin Bank, 144A, 5.637%, 4/24/2024	4,512,000	4,472,145
Lloyds Bank PLC, 144A, 5.323%, 8/21/2024	5,000,000	4,871,337
Longship Funding LLC:
144A, 5.384%, 3/1/2024	7,000,000	6,998,967
144A, 5.394%, 3/7/2024	10,000,000	9,989,636
Macquarie Bank Ltd., 144A, 5.749%, 5/1/2024	2,000,000	1,981,317
Manhattan Asset Funding Co. LLC, 144A, 5.424%, 4/22/2024	7,500,000	7,440,530
Microsoft Corp., 144A, 5.424%, 5/28/2024	5,000,000	4,934,729
Mont Blanc Capital Corp.:
144A, 5.353%, 4/18/2024	7,777,000	7,720,157
144A, 5.374%, 5/21/2024	10,000,000	9,877,850
National Bank of Canada, 144A, 5.678%, 3/25/2024	5,000,000	4,981,466
Nederlandse Waterschapsbank NV, 144A, 5.369%, 5/22/2024	10,000,000	9,878,443
New York Life Short Term Funding LLC, 144A, 5.434%, 4/10/2024	5,000,000	4,969,571
Oversea-Chinese Banking Corp. Ltd., 144A, 5.637%, 3/6/2024	2,500,000	2,497,789
Pricoa Short Term Funding LLC, 144A, 5.678%, 7/16/2024	5,000,000	4,898,378
Sanofi SA, 144A, 5.374%, 3/19/2024	2,500,000	2,492,987
Standard Chartered Bank:
144A, 5.739%, 3/25/2024	5,000,000	4,981,629
144A, 5.739%, 4/2/2024	2,000,000	1,990,304
Svenska Handelsbanken AB, 144A, 5.678%, 9/18/2024	4,000,000	3,883,115
Unilever Capital Corp., 144A, 5.353%, 4/25/2024	5,000,000	4,958,389
United Overseas Bank Ltd., 144A, 5.566%, 3/19/2024	5,000,000	4,985,922
Victory Receivables Corp., 144A, 5.424%, 5/16/2024	10,000,000	9,885,263
Westpac Banking Corp., 144A, 5.374%, 8/27/2024	5,000,000	4,869,525
		216,465,082
Issued at Par 8.6%
Barton Capital SA, 144A, 5.44% (a), 6/3/2024	5,000,000	5,000,000
Commonwealth Bank of Australia, 144A, SOFR + 0.55%, 5.86% (a), 10/10/2024	4,000,000	4,008,880
Concord Minutemen Capital Co. LLC, 144A, 5.53%, 4/8/2024	5,000,000	5,000,401
Great Bear Funding LLC:
5.5% (a), 7/26/2024	10,000,000	10,000,000
5.61% (a), 6/24/2024	5,000,000	5,001,703
National Australia Bank Ltd.:
144A, SOFR + 0.25%, 5.56% (a), 3/5/2024	3,000,000	3,000,063
144A, SOFR + 0.33%, 5.64% (a), 3/12/2024	3,000,000	3,000,235
The accompanying notes are an integral part of the financial statements.

6	|	DWS ESG Liquidity Fund — Capital Shares

	Principal Amount ($)	Value ($)
Swedbank AB, SOFR + 0.38%, 5.69% (a), 4/8/2024	2,000,000	2,000,630
Westpac Banking Corp., 144A, SOFR + 0.5%, 5.81% (a), 3/14/2024	10,000,000	10,001,579
		47,013,491
Total Commercial Paper (Cost $263,475,075)		263,478,573
Variable Rate Demand Notes (c) 6.9%
Colorado, State Housing & Finance Authority, “II” , Series C2, 5.35%, 3/7/2024, SPA: Federal Home Loan Bank	8,750,000	8,750,000
Colorado, State Housing & Finance Authority, Multi-Family Housing Project, “I” , Series C, 5.35%, 3/7/2024, SPA: Federal Home Loan Bank	9,090,000	9,090,000
Maine, State Housing Authority Mortgage Revenue, Series E, 5.37%, 3/7/2024, SPA: Barclays Bank PLC	1,100,000	1,100,000
Minnesota Housing Finance Agency, Series D, 5.35%, 3/7/2024, SPA: Royal Bank of Canada	9,790,000	9,790,000
Wisconsin, Housing & Economic Development Authority:
Series B, 5.33%, 3/7/2024, SPA: Federal Home Loan Bank	6,140,000	6,140,000
Series F, 5.33%, 3/7/2024, SPA: JPMorgan Chase Bank NA	2,820,000	2,820,000
Total Variable Rate Demand Notes (Cost $37,690,000)		37,690,000
Government & Agency Obligations 3.8%
U.S. Treasury Obligations
U.S. Treasury Bills:
5.055% (b), 11/29/2024	5,000,000	4,814,275
5.329% (b), 5/30/2024	3,000,000	2,960,662
5.354% (b), 3/28/2024	5,000,000	4,980,203
5.409% (b), 3/5/2024	3,000,000	2,998,244
U.S. Treasury Floating Rate Notes, 3-month U.S. Treasury Bill Money Market Yield minus 0.075%, 5.251% (a), 4/30/2024	5,000,000	4,999,000
Total Government & Agency Obligations (Cost $20,748,781)		20,752,384
Time Deposits 13.7%
Canadian Imperial Bank of Commerce, 5.31%, 3/1/2024	25,000,000	25,000,000
The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Capital Shares	|	7

	Principal Amount ($)	Value ($)
Credit Agricole CIB, 5.3%, 3/1/2024	25,000,000	25,000,000
Mizuho Bank Ltd., 5.32%, 3/1/2024	25,000,000	25,000,000
Total Time Deposits (Cost $75,000,000)		75,000,000
Repurchase Agreements 17.5%
BNP Paribas:
5.31%, dated 2/29/2024, to be repurchased at $14,302,109 on 3/1/2024 (d)	14,300,000	14,300,000
5.39%, dated 2/29/2024, to be repurchased at $15,002,246 on 3/1/2024 (e)	15,000,000	15,000,000
Fixed Income Clearing Corp., 5.31%, dated 2/29/2024, to be repurchased at $40,005,900 on 3/1/2024 (f)	40,000,000	40,000,000
Royal Bank of Canada:
5.3%, dated 2/29/2024, to be repurchased at $1,090,160 on 3/1/2024 (g)	1,090,000	1,090,000
5.31%, dated 2/29/2024, to be repurchased at $25,103,702 on 3/1/2024 (h)	25,100,000	25,100,000
Total Repurchase Agreements (Cost $95,490,000)		95,490,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $544,904,527)	99.8	544,950,230
Other Assets and Liabilities, Net	0.2	1,104,746
Net Assets	100.0	546,054,976

(a)	Floating rate security. These securities are shown at their current rate as of February 29, 2024.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 29, 2024. Date shown reflects the earlier of demand date or stated maturity date.

The accompanying notes are an integral part of the financial statements.

8	|	DWS ESG Liquidity Fund — Capital Shares

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
10,000	Federal Home Loan Banks	4.25	11/2/2038	8,984
14,772,800	U.S. Treasury Bills	Zero Coupon	5/30/2024	14,576,602
100	U.S. Treasury Notes	1.5	9/30/2024	98
300	U.S. Treasury Inflation Index Notes	0.125–0.25	7/15/2024–1/15/2025	386
Total Collateral Value				14,586,070

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,397,000	Corporate Bonds	4.6–5.864	9/29/2025–9/15/2041	15,527,738

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
52,822,200	U.S. Treasury Bonds	3.0	8/15/2048	40,800,071

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
157,300	U.S. Treasury Bills	Zero Coupon	4/16/2024	156,238
3,500	U.S. Treasury Bonds	2.25	2/15/2052	2,291
533,000	U.S. Treasury Notes	1.375–4.625	4/30/2025–5/15/2033	496,310
600	U.S. Treasury Strips	Zero Coupon	8/15/2046–5/15/2050	205
1,400	U.S. Treasury Inflation Index Bonds	0.25–3.875	4/15/2029–2/15/2050	1,181
460,000	U.S. Treasury Inflation Index Notes	0.125–1.375	1/15/2030–7/15/2033	455,739
Total Collateral Value				1,111,964
The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Capital Shares	|	9

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
797,368	Federal Home Loan Mortgage Corp.	2.0–7.5	9/1/2049–1/1/2054	691,912
12,301,086	Federal National Mortgage Association	1.76–7.5	5/1/2025–1/1/2054	11,884,413
15,098,712	Government National Mortgage Association	2.0–6.5	3/20/2051–2/20/2054	13,029,451
Total Collateral Value				25,605,776

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SOFR: Secured Overnight Financing Rate
SPA: Standby Bond Purchase Agreement
STRIPS: Separate Trading of Registered Interest and Principal Securities
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$449,460,230	$—	$449,460,230
Repurchase Agreements	—	95,490,000	—	95,490,000
Total	$—	$544,950,230	$—	$544,950,230

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

10	|	DWS ESG Liquidity Fund — Capital Shares

Statement of Assets and Liabilities
as of February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (cost $449,414,527)	$449,460,230
Repurchase agreements, at value (cost $95,490,000)	95,490,000
Cash	125,357
Receivable for investments sold	85,000
Interest receivable	1,556,337
Other assets	37,105
Total assets	546,754,029
Liabilities
Distributions payable	622,823
Accrued Trustees' fees	3,313
Other accrued expenses and payables	72,917
Total liabilities	699,053
Net assets, at value	$546,054,976
Net Assets Consist of
Distributable earnings (loss)	(246,081)
Paid-in capital	546,301,057
Net assets, at value	$546,054,976
Net Asset Value
Capital Shares Net Asset Value, offering and redemption price per share ($74,692,189 ÷ 74,694,002 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.0000
Institutional Shares Net Asset Value, offering and redemption price per share ($339,373,650 ÷ 339,369,182 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.0000
Institutional Reserved Shares Net Asset Value, offering and redemption price per share ($131,989,137 ÷ 131,838,356 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.0011
The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Capital Shares	|	11

Statement of Operations
for the six months ended February 29, 2024 (Unaudited)

Investment Income
Income:
Interest	$12,974,678
Expenses:
Management fee	351,829
Administration fee	227,516
Services to shareholders	6,857
Service fees	33,315
Custodian fee	15,786
Professional fees	32,418
Reports to shareholders	12,206
Registration fees	28,266
Trustees' fees and expenses	7,496
Other	35,826
Total expenses before expense reductions	751,515
Expense reductions	(590,795)
Total expenses after expense reductions	160,720
Net investment income	12,813,958
Realized and Unrealized Gain (Loss)
Change in net unrealized appreciation (depreciation) on investments	71,394
Net increase (decrease) in net assets resulting from operations	$12,885,352
The accompanying notes are an integral part of the financial statements.

12	|	DWS ESG Liquidity Fund — Capital Shares

Statements of Changes in Net Assets
	Six Months Ended February 29, 2024	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$12,813,958	$25,016,874
Net realized gain (loss)	—	(12,369)
Change in net unrealized appreciation (depreciation)	71,394	32,260
Net increase (decrease) in net assets resulting from operations	12,885,352	25,036,765
Distributions to shareholders:
Capital Shares	(1,999,863)	(3,190,426)
Institutional Shares	(7,186,573)	(14,036,432)
Institutional Reserved Shares	(3,627,010)	(7,790,016)
Total distributions	(12,813,446)	(25,016,874)
Fund share transactions:
Proceeds from shares sold	243,404,795	598,543,690
Reinvestment of distributions	8,947,128	17,767,616
Payments for shares redeemed	(139,932,848)	(753,086,229)
Net increase (decrease) in net assets from Fund share transactions	112,419,075	(136,774,923)
Increase (decrease) in net assets	112,490,981	(136,755,032)
Net assets at beginning of period	433,563,995	570,319,027
Net assets at end of period	$546,054,976	$433,563,995

The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Capital Shares	|	13

Financial Highlights
DWS ESG Liquidity Fund — Capital Shares
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$.9998	$.9996	$.9999	$1.0002	$1.0001	$1.0002
Income (loss) from investment operations:
Net investment income	.0272	.0450	.0059	.0013	.0126	.0249
Net realized and unrealized gain (loss)	.0002	.0002	(.0003 )	(.0003 )	.0001	(.0001 )
Total from investment operations	.0274	.0452	.0056	.0010	.0127	.0248
Less distributions from:
Net investment income	(.0272 )	(.0450 )	(.0059 )	(.0013 )	(.0126 )	(.0249 )
Net asset value, end of period	$1.0000	$.9998	$.9996	$.9999	$1.0002	$1.0001
Total Return (%)[a]	2.77 *	4.61	.56	.10	1.26	2.53
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	75	73	69	69	44	234
Ratio of expenses before expense reductions (%)	.31 **	.30	.30	.30	.32	.35
Ratio of expenses after expense reductions (%)	.06 **	.06	.06	.06	.04	.02
Ratio of net investment income (%)	5.47 **	4.51	.59	.13	1.68	2.50

[a]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS ESG Liquidity Fund — Capital Shares

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS ESG Liquidity Fund (the “Fund” ) is a diversified series of Investors Cash Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Fund may impose a discretionary liquidity fee on redemptions if DWS Investment Management Americas, Inc. (the “Advisor” ) determines that a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund’s investments or in other circumstances.
The Fund offers three classes of shares: Capital Shares, Institutional Shares and Institutional Reserved Shares. Certain detailed financial information for Institutional Shares and Institutional Reserved Shares are provided separately and are available upon request. Capital Shares are no longer available to new external investors except under certain circumstances.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated the Advisor as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The

DWS ESG Liquidity Fund — Capital Shares	|	15

Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with

16	|	DWS ESG Liquidity Fund — Capital Shares

certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of February 29, 2024, the Fund held repurchase agreements with a gross value of $95,490,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At August 31, 2023, the Fund had net tax basis capital loss carryforwards of approximately $297,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At February 29, 2024, the aggregate cost of investments for federal income tax purposes was $544,904,527. The net unrealized appreciation for all investments based on tax cost was $45,703. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $77,431 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $31,728.
The Fund has reviewed the tax positions for the open tax years as of August 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

DWS ESG Liquidity Fund — Capital Shares	|	17

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Liquidity Fees. The Fund may impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the Advisor determines that a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund’s investments or in other circumstances. Any liquidity fees imposed are retained by the Fund for the benefit of the remaining shareholders and are recorded as an addition to paid-in-capital. There were no liquidity fees imposed for the six months ended February 29, 2024.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

18	|	DWS ESG Liquidity Fund — Capital Shares

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.1500%
Next $3 billion of such net assets	.1325%
Over $4 billion of such net assets	.1200%
Accordingly, for the six months ended February 29, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets.
For the period from September 1, 2023 through November 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Capital Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.10%.

For the period from September 1, 2023 through February 29, 2024, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Capital Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.06%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

The Advisor has also agreed to maintain expenses of certain other classes of the Fund. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.
For the six months ended February 29, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Capital Shares	$89,571
Institutional Shares	320,557
Institutional Reserved Shares	180,667
$590,795
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 29, 2024, the Administration Fee was $227,516, of which $41,422 is unpaid.

DWS ESG Liquidity Fund — Capital Shares	|	19

Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended February 29, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 29, 2024
Capital Shares	$407	$160
Institutional Shares	1,138	480
Institutional Reserved Shares	5,089	591
	$6,634	$1,231
Shareholder Servicing Fee. DWS Distributors, Inc., (“DDI” ), an affiliate of the Advisor, provides information and administrative services for a fee (“Service Fee” ) at an annual rate of up to 0.05% of the average daily net assets for the Institutional Reserved Shares. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the six months ended February 29, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 29, 2024	Annualized Rate
Institutional Reserved Shares	$33,315	$5,142.05%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended February 29, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,370, of which $510 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended February 29, 2024, the Fund engaged in securities purchases of $0 and securities sales of $18,530,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.

20	|	DWS ESG Liquidity Fund — Capital Shares

C.
Ownership of the Fund
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At February 29, 2024, there were three non-affiliated shareholder accounts that held approximately 30%, 15% and 13% of the total outstanding shares of the Fund and one affiliated shareholder account that held approximately 11% of the total outstanding shares of the Fund.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 29, 2024.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Shares	191,999,892	$192,004,795	364,452,166	$364,421,973
Institutional Reserved Shares	51,339,782	51,400,000	233,918,077	234,121,717
		$243,404,795		$598,543,690
Shares issued to shareholders in reinvestment of distributions
Capital Shares	1,999,926	$1,999,863	3,191,271	$3,190,426
Institutional Shares	4,778,513	4,778,567	10,403,900	10,401,395
Institutional Reserved Shares	2,166,203	2,168,698	4,172,041	4,175,795
		$8,947,128		$17,767,616

DWS ESG Liquidity Fund — Capital Shares	|	21

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
Institutional Shares	(90,236,666)	$(90,226,725)	(462,095,438)	$(461,982,338)
Institutional Reserved Shares	(49,641,709)	(49,706,123)	(290,871,477)	(291,103,891)
		$(139,932,848)		$(753,086,229)
Net increase (decrease)
Capital Shares	1,999,926	$1,999,863	3,191,271	$3,190,426
Institutional Shares	106,541,739	106,556,637	(87,239,372)	(87,158,970)
Institutional Reserved Shares	3,864,276	3,862,575	(52,781,359)	(52,806,379)
		$112,419,075		$(136,774,923)
F.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, the U.S. Federal Reserve has raised interest rates in response to increased inflation. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Fund’s investments to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize this risk by purchasing short-term securities. If there is an

22	|	DWS ESG Liquidity Fund — Capital Shares

insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.

DWS ESG Liquidity Fund — Capital Shares	|	23

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

24	|	DWS ESG Liquidity Fund — Capital Shares

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Capital Shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2023 to February 29, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS ESG Liquidity Fund — Capital Shares	|	25

Expenses and Value of a $1,000 Investment
for the six months ended February 29, 2024 (Unaudited)

Actual Fund Return	Capital Shares
Beginning Account Value 9/1/23	$1,000.00
Ending Account Value 2/29/24	$1,027.72
Expenses Paid per $1,000*	$.30
Hypothetical 5% Fund Return	Capital Shares
Beginning Account Value 9/1/23	$1,000.00
Ending Account Value 2/29/24	$1,024.57
Expenses Paid per $1,000*	$.30

*
Expenses are equal to the Capital Shares’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio
Capital Shares	.06%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

26	|	DWS ESG Liquidity Fund — Capital Shares

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS ESG Liquidity Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group

DWS ESG Liquidity Fund — Capital Shares	|	27

is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (Capital Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates

28	|	DWS ESG Liquidity Fund — Capital Shares

paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Capital Shares (4th quartile), Institutional Reserved Shares (4th quartile) and Institutional Shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account

DWS ESG Liquidity Fund — Capital Shares	|	29

distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

30	|	DWS ESG Liquidity Fund — Capital Shares

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DWS funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site	liquidity.dws.com/US/products/fund_facts_prospectus_l2.jsp View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	DWS PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public
availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 dws.com (800) 621-1148

DWS ESG Liquidity Fund — Capital Shares	|	31

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Capital Shares	Institutional Shares	Institutional Reserved Shares
Nasdaq Symbol	ESIXX	ESGXX	ESRXX
CUSIP Number	461473 845	461473 837	461473 811
Fund Number	1011	1411	1211

32	|	DWS ESG Liquidity Fund — Capital Shares

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DELFCAP-3
(R-027134-13 4/24)

February 29, 2024
Semiannual Report
to Shareholders
DWS ESG Liquidity Fund
Institutional Shares

Contents
4	Portfolio Summary
5	Investment Portfolio
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
24	Other Information
25	Information About Your Fund’s Expenses
27	Advisory Agreement Board Considerations and Fee Evaluation
31	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS ESG Liquidity Fund — Institutional Shares

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund’s investments or in other circumstances. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Money Market investments are subject to interest-rate and credit risks. When interest rates rise, prices generally fall. In addition, any unexpected behavior in interest rates could increase the volatility of the Fund’s yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although individual securities may outperform the market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions. Any investments in money market instruments of foreign issuers are subject to some of the risks of foreign investing, such as unfavorable political and legal developments, limited financial information, and regulatory risk and, economic and financial instability. Portfolio management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. Please read the prospectus for details.
ESG criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential investments: Environmental (how a company performs as a steward of nature); Social (how a company manages relationships with employees, suppliers, customers and communities); Governance (company’s leadership, executive pay, shareholder rights, etc).
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS ESG Liquidity Fund — Institutional Shares	|	3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	2/29/24	8/31/23
Commercial Paper	48%	48%
Repurchase Agreements	17%	8%
Time Deposits	14%	14%
Certificates of Deposit and Bank Notes	10%	14%
Variable Rate Demand Notes	7%	15%
Government & Agency Obligations	4%	1%
	100%	100%

Weighted Average Maturity	2/29/24	8/31/23
DWS ESG Liquidity Fund	31 days	29 days
iMoneyNet Money Fund Average™—First Tier Institutional— AAA Rating*	30 days	25 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category: First
Tier Institutional — AAA Rating — Category includes institutional funds that may invest in certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and other banking institutions, commercial paper, floating and variable rate demand notes and bonds, and asset backed securities; and has been assigned a rating by one of the nationally recognized statistical rating organizations. S&P Global Ratings, Moody’s Investors
Service, and Fitch Ratings are the largest NRSROs.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s holdings, see page 5.

4	|	DWS ESG Liquidity Fund — Institutional Shares

Investment Portfolioas of February 29, 2024 (Unaudited)

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 9.6%
Bank of America NA:
5.67% (a), 4/10/2024	5,000,000	5,001,390
5.97%, 8/16/2024	5,000,000	5,009,049
Citibank NA, 5.74%, 8/21/2024	5,000,000	5,006,487
First Abu Dhabi Bank USA NV:
SOFR + 0.2%, 5.51% (a), 8/9/2024	5,000,000	5,000,063
5.7%, 5/24/2024	5,000,000	5,002,037
HSBC Bank USA NA:
5.79%, 11/25/2024	5,000,000	5,009,856
5.82%, 3/11/2024	2,500,000	2,500,176
5.97%, 8/14/2024	3,000,000	3,004,587
Kookmin Bank, SOFR + 0.55%, 5.86% (a), 7/22/2024	3,000,000	3,002,920
Nordea Bank ABP:
SOFR + 0.37%, 5.68% (a), 3/15/2024	2,500,000	2,500,289
SOFR + 0.5%, 5.81% (a), 3/18/2024	3,000,000	3,000,614
Svenska Handelsbanken AB, SOFR + 0.55%, 5.86% (a), 3/5/2024	2,500,000	2,500,164
Swedbank AB, SOFR + 0.36%, 5.67% (a), 4/5/2024	5,000,000	5,001,373
Toronto-Dominion Bank, 5.86% (a), 3/27/2024	1,000,000	1,000,268
Total Certificates of Deposit and Bank Notes (Cost $52,500,671)		52,539,273
Commercial Paper 48.3%
Issued at Discount (b) 39.7%
Alinghi Funding Co. LLC:
144A, 5.434%, 3/5/2024	5,000,000	4,996,280
144A, 5.799%, 5/14/2024	3,000,000	2,966,563
144A, 5.799%, 6/12/2024	5,000,000	4,923,078
Antalis SA, 144A, 5.566%, 4/2/2024	8,000,000	7,960,620
Autobahn Funding Co. LLC, 144A, 5.394%, 3/6/2024	23,000,000	22,979,574
Britannia Funding Co. LLC, 144A, 5.495%, 3/4/2024	5,000,000	4,997,036
Cancara Asset Securitisation LLC, 5.404%, 4/17/2024	5,000,000	4,964,200
Chesham Finance Ltd., 144A, 5.434%, 3/4/2024	4,280,000	4,277,467
Cisco Systems, Inc., 144A, 5.384%, 3/18/2024	5,000,000	4,986,726
Citigroup Global Markets, Inc., 144A, 5.617%, 3/7/2024	2,500,000	2,497,409
Export Development Canada, 5.576%, 5/1/2024	2,500,000	2,477,226
Federation des Caisses Desjardins du Quebec, 144A, 5.384%, 4/1/2024	5,000,000	4,976,175
Glencove Funding LLC, 144A, 5.414%, 4/19/2024	10,000,000	9,925,417
The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Institutional Shares	|	5

	Principal Amount ($)	Value ($)
John Deere Capital C, 144A, 5.374%, 3/15/2024	10,000,000	9,977,862
Kookmin Bank, 144A, 5.637%, 4/24/2024	4,512,000	4,472,145
Lloyds Bank PLC, 144A, 5.323%, 8/21/2024	5,000,000	4,871,337
Longship Funding LLC:
144A, 5.384%, 3/1/2024	7,000,000	6,998,967
144A, 5.394%, 3/7/2024	10,000,000	9,989,636
Macquarie Bank Ltd., 144A, 5.749%, 5/1/2024	2,000,000	1,981,317
Manhattan Asset Funding Co. LLC, 144A, 5.424%, 4/22/2024	7,500,000	7,440,530
Microsoft Corp., 144A, 5.424%, 5/28/2024	5,000,000	4,934,729
Mont Blanc Capital Corp.:
144A, 5.353%, 4/18/2024	7,777,000	7,720,157
144A, 5.374%, 5/21/2024	10,000,000	9,877,850
National Bank of Canada, 144A, 5.678%, 3/25/2024	5,000,000	4,981,466
Nederlandse Waterschapsbank NV, 144A, 5.369%, 5/22/2024	10,000,000	9,878,443
New York Life Short Term Funding LLC, 144A, 5.434%, 4/10/2024	5,000,000	4,969,571
Oversea-Chinese Banking Corp. Ltd., 144A, 5.637%, 3/6/2024	2,500,000	2,497,789
Pricoa Short Term Funding LLC, 144A, 5.678%, 7/16/2024	5,000,000	4,898,378
Sanofi SA, 144A, 5.374%, 3/19/2024	2,500,000	2,492,987
Standard Chartered Bank:
144A, 5.739%, 3/25/2024	5,000,000	4,981,629
144A, 5.739%, 4/2/2024	2,000,000	1,990,304
Svenska Handelsbanken AB, 144A, 5.678%, 9/18/2024	4,000,000	3,883,115
Unilever Capital Corp., 144A, 5.353%, 4/25/2024	5,000,000	4,958,389
United Overseas Bank Ltd., 144A, 5.566%, 3/19/2024	5,000,000	4,985,922
Victory Receivables Corp., 144A, 5.424%, 5/16/2024	10,000,000	9,885,263
Westpac Banking Corp., 144A, 5.374%, 8/27/2024	5,000,000	4,869,525
		216,465,082
Issued at Par 8.6%
Barton Capital SA, 144A, 5.44% (a), 6/3/2024	5,000,000	5,000,000
Commonwealth Bank of Australia, 144A, SOFR + 0.55%, 5.86% (a), 10/10/2024	4,000,000	4,008,880
Concord Minutemen Capital Co. LLC, 144A, 5.53%, 4/8/2024	5,000,000	5,000,401
Great Bear Funding LLC:
5.5% (a), 7/26/2024	10,000,000	10,000,000
5.61% (a), 6/24/2024	5,000,000	5,001,703
National Australia Bank Ltd.:
144A, SOFR + 0.25%, 5.56% (a), 3/5/2024	3,000,000	3,000,063
144A, SOFR + 0.33%, 5.64% (a), 3/12/2024	3,000,000	3,000,235
The accompanying notes are an integral part of the financial statements.

6	|	DWS ESG Liquidity Fund — Institutional Shares

	Principal Amount ($)	Value ($)
Swedbank AB, SOFR + 0.38%, 5.69% (a), 4/8/2024	2,000,000	2,000,630
Westpac Banking Corp., 144A, SOFR + 0.5%, 5.81% (a), 3/14/2024	10,000,000	10,001,579
		47,013,491
Total Commercial Paper (Cost $263,475,075)		263,478,573
Variable Rate Demand Notes (c) 6.9%
Colorado, State Housing & Finance Authority, “II” , Series C2, 5.35%, 3/7/2024, SPA: Federal Home Loan Bank	8,750,000	8,750,000
Colorado, State Housing & Finance Authority, Multi-Family Housing Project, “I” , Series C, 5.35%, 3/7/2024, SPA: Federal Home Loan Bank	9,090,000	9,090,000
Maine, State Housing Authority Mortgage Revenue, Series E, 5.37%, 3/7/2024, SPA: Barclays Bank PLC	1,100,000	1,100,000
Minnesota Housing Finance Agency, Series D, 5.35%, 3/7/2024, SPA: Royal Bank of Canada	9,790,000	9,790,000
Wisconsin, Housing & Economic Development Authority:
Series B, 5.33%, 3/7/2024, SPA: Federal Home Loan Bank	6,140,000	6,140,000
Series F, 5.33%, 3/7/2024, SPA: JPMorgan Chase Bank NA	2,820,000	2,820,000
Total Variable Rate Demand Notes (Cost $37,690,000)		37,690,000
Government & Agency Obligations 3.8%
U.S. Treasury Obligations
U.S. Treasury Bills:
5.055% (b), 11/29/2024	5,000,000	4,814,275
5.329% (b), 5/30/2024	3,000,000	2,960,662
5.354% (b), 3/28/2024	5,000,000	4,980,203
5.409% (b), 3/5/2024	3,000,000	2,998,244
U.S. Treasury Floating Rate Notes, 3-month U.S. Treasury Bill Money Market Yield minus 0.075%, 5.251% (a), 4/30/2024	5,000,000	4,999,000
Total Government & Agency Obligations (Cost $20,748,781)		20,752,384
Time Deposits 13.7%
Canadian Imperial Bank of Commerce, 5.31%, 3/1/2024	25,000,000	25,000,000
The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Institutional Shares	|	7

	Principal Amount ($)	Value ($)
Credit Agricole CIB, 5.3%, 3/1/2024	25,000,000	25,000,000
Mizuho Bank Ltd., 5.32%, 3/1/2024	25,000,000	25,000,000
Total Time Deposits (Cost $75,000,000)		75,000,000
Repurchase Agreements 17.5%
BNP Paribas:
5.31%, dated 2/29/2024, to be repurchased at $14,302,109 on 3/1/2024 (d)	14,300,000	14,300,000
5.39%, dated 2/29/2024, to be repurchased at $15,002,246 on 3/1/2024 (e)	15,000,000	15,000,000
Fixed Income Clearing Corp., 5.31%, dated 2/29/2024, to be repurchased at $40,005,900 on 3/1/2024 (f)	40,000,000	40,000,000
Royal Bank of Canada:
5.3%, dated 2/29/2024, to be repurchased at $1,090,160 on 3/1/2024 (g)	1,090,000	1,090,000
5.31%, dated 2/29/2024, to be repurchased at $25,103,702 on 3/1/2024 (h)	25,100,000	25,100,000
Total Repurchase Agreements (Cost $95,490,000)		95,490,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $544,904,527)	99.8	544,950,230
Other Assets and Liabilities, Net	0.2	1,104,746
Net Assets	100.0	546,054,976

(a)	Floating rate security. These securities are shown at their current rate as of February 29, 2024.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 29, 2024. Date shown reflects the earlier of demand date or stated maturity date.

The accompanying notes are an integral part of the financial statements.

8	|	DWS ESG Liquidity Fund — Institutional Shares

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
10,000	Federal Home Loan Banks	4.25	11/2/2038	8,984
14,772,800	U.S. Treasury Bills	Zero Coupon	5/30/2024	14,576,602
100	U.S. Treasury Notes	1.5	9/30/2024	98
300	U.S. Treasury Inflation Index Notes	0.125–0.25	7/15/2024–1/15/2025	386
Total Collateral Value				14,586,070

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,397,000	Corporate Bonds	4.6–5.864	9/29/2025–9/15/2041	15,527,738

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
52,822,200	U.S. Treasury Bonds	3.0	8/15/2048	40,800,071

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
157,300	U.S. Treasury Bills	Zero Coupon	4/16/2024	156,238
3,500	U.S. Treasury Bonds	2.25	2/15/2052	2,291
533,000	U.S. Treasury Notes	1.375–4.625	4/30/2025–5/15/2033	496,310
600	U.S. Treasury Strips	Zero Coupon	8/15/2046–5/15/2050	205
1,400	U.S. Treasury Inflation Index Bonds	0.25–3.875	4/15/2029–2/15/2050	1,181
460,000	U.S. Treasury Inflation Index Notes	0.125–1.375	1/15/2030–7/15/2033	455,739
Total Collateral Value				1,111,964
The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Institutional Shares	|	9

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
797,368	Federal Home Loan Mortgage Corp.	2.0–7.5	9/1/2049–1/1/2054	691,912
12,301,086	Federal National Mortgage Association	1.76–7.5	5/1/2025–1/1/2054	11,884,413
15,098,712	Government National Mortgage Association	2.0–6.5	3/20/2051–2/20/2054	13,029,451
Total Collateral Value				25,605,776

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SOFR: Secured Overnight Financing Rate
SPA: Standby Bond Purchase Agreement
STRIPS: Separate Trading of Registered Interest and Principal Securities
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$449,460,230	$—	$449,460,230
Repurchase Agreements	—	95,490,000	—	95,490,000
Total	$—	$544,950,230	$—	$544,950,230

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

10	|	DWS ESG Liquidity Fund — Institutional Shares

Statement of Assets and Liabilities
as of February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (cost $449,414,527)	$449,460,230
Repurchase agreements, at value (cost $95,490,000)	95,490,000
Cash	125,357
Receivable for investments sold	85,000
Interest receivable	1,556,337
Other assets	37,105
Total assets	546,754,029
Liabilities
Distributions payable	622,823
Accrued Trustees' fees	3,313
Other accrued expenses and payables	72,917
Total liabilities	699,053
Net assets, at value	$546,054,976
Net Assets Consist of
Distributable earnings (loss)	(246,081)
Paid-in capital	546,301,057
Net assets, at value	$546,054,976
Net Asset Value
Capital Shares Net Asset Value, offering and redemption price per share ($74,692,189 ÷ 74,694,002 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.0000
Institutional Shares Net Asset Value, offering and redemption price per share ($339,373,650 ÷ 339,369,182 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.0000
Institutional Reserved Shares Net Asset Value, offering and redemption price per share ($131,989,137 ÷ 131,838,356 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.0011
The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Institutional Shares	|	11

Statement of Operations
for the six months ended February 29, 2024 (Unaudited)

Investment Income
Income:
Interest	$12,974,678
Expenses:
Management fee	351,829
Administration fee	227,516
Services to shareholders	6,857
Service fees	33,315
Custodian fee	15,786
Professional fees	32,418
Reports to shareholders	12,206
Registration fees	28,266
Trustees' fees and expenses	7,496
Other	35,826
Total expenses before expense reductions	751,515
Expense reductions	(590,795)
Total expenses after expense reductions	160,720
Net investment income	12,813,958
Realized and Unrealized Gain (Loss)
Change in net unrealized appreciation (depreciation) on investments	71,394
Net increase (decrease) in net assets resulting from operations	$12,885,352
The accompanying notes are an integral part of the financial statements.

12	|	DWS ESG Liquidity Fund — Institutional Shares

Statements of Changes in Net Assets
	Six Months Ended February 29, 2024	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$12,813,958	$25,016,874
Net realized gain (loss)	—	(12,369)
Change in net unrealized appreciation (depreciation)	71,394	32,260
Net increase (decrease) in net assets resulting from operations	12,885,352	25,036,765
Distributions to shareholders:
Capital Shares	(1,999,863)	(3,190,426)
Institutional Shares	(7,186,573)	(14,036,432)
Institutional Reserved Shares	(3,627,010)	(7,790,016)
Total distributions	(12,813,446)	(25,016,874)
Fund share transactions:
Proceeds from shares sold	243,404,795	598,543,690
Reinvestment of distributions	8,947,128	17,767,616
Payments for shares redeemed	(139,932,848)	(753,086,229)
Net increase (decrease) in net assets from Fund share transactions	112,419,075	(136,774,923)
Increase (decrease) in net assets	112,490,981	(136,755,032)
Net assets at beginning of period	433,563,995	570,319,027
Net assets at end of period	$546,054,976	$433,563,995

The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Institutional Shares	|	13

Financial Highlights
DWS ESG Liquidity Fund — Institutional Shares
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$.9998	$.9996	$.9999	$1.0002	$1.0001	$1.0001
Income (loss) from investment operations:
Net investment income	.0272	.0450	.0059	.0013	.0126	.0247
Net realized and unrealized gain (loss)	.0002	.0002	(.0003 )	(.0003 )	.0001	(.0000 )
Total from investment operations	.0274	.0452	.0056	.0010	.0127	.0247
Less distributions from:
Net investment income	(.0272 )	(.0450 )	(.0059 )	(.0013 )	(.0126 )	(.0247 )
Net asset value, end of period	$1.0000	$.9998	$.9996	$.9999	$1.0002	$1.0001
Total Return (%)[a]	2.77 *	4.61	.56	.10	1.27	2.51
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	339	233	320	434	275	123
Ratio of expenses before expense reductions (%)	.30 **	.30	.30	.30	.31	.35
Ratio of expenses after expense reductions (%)	.06 **	.06	.06	.06	.05	.03
Ratio of net investment income (%)	5.47 **	4.49	.50	.12	1.10	2.51

[a]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS ESG Liquidity Fund — Institutional Shares

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS ESG Liquidity Fund (the “Fund” ) is a diversified series of Investors Cash Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Fund may impose a discretionary liquidity fee on redemptions if DWS Investment Management Americas, Inc. (the “Advisor” ) determines that a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund’s investments or in other circumstances.
The Fund offers three classes of shares: Capital Shares, Institutional Shares and Institutional Reserved Shares. Certain detailed financial information for Capital Shares and Institutional Reserved Shares are provided separately and are available upon request. Capital Shares are no longer available to new external investors except under certain circumstances.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated the Advisor as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The

DWS ESG Liquidity Fund — Institutional Shares	|	15

Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with

16	|	DWS ESG Liquidity Fund — Institutional Shares

certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of February 29, 2024, the Fund held repurchase agreements with a gross value of $95,490,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At August 31, 2023, the Fund had net tax basis capital loss carryforwards of approximately $297,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At February 29, 2024, the aggregate cost of investments for federal income tax purposes was $544,904,527. The net unrealized appreciation for all investments based on tax cost was $45,703. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $77,431 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $31,728.
The Fund has reviewed the tax positions for the open tax years as of August 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

DWS ESG Liquidity Fund — Institutional Shares	|	17

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Liquidity Fees. The Fund may impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the Advisor determines that a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund’s investments or in other circumstances. Any liquidity fees imposed are retained by the Fund for the benefit of the remaining shareholders and are recorded as an addition to paid-in-capital. There were no liquidity fees imposed for the six months ended February 29, 2024.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

18	|	DWS ESG Liquidity Fund — Institutional Shares

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.1500%
Next $3 billion of such net assets	.1325%
Over $4 billion of such net assets	.1200%
Accordingly, for the six months ended February 29, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets.
For the period from September 1, 2023 through November 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Institutional Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.12%.

For the period from September 1, 2023 through February 29, 2024, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Institutional Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.06%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

The Advisor has also agreed to maintain expenses of certain other classes of the Fund. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.
For the six months ended February 29, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Capital Shares	$89,571
Institutional Shares	320,557
Institutional Reserved Shares	180,667
$590,795
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 29, 2024, the Administration Fee was $227,516, of which $41,422 is unpaid.

DWS ESG Liquidity Fund — Institutional Shares	|	19

Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended February 29, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 29, 2024
Capital Shares	$407	$160
Institutional Shares	1,138	480
Institutional Reserved Shares	5,089	591
	$6,634	$1,231
Shareholder Servicing Fee. DWS Distributors, Inc., (“DDI” ), an affiliate of the Advisor, provides information and administrative services for a fee (“Service Fee” ) at an annual rate of up to 0.05% of the average daily net assets for the Institutional Reserved Shares. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the six months ended February 29, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 29, 2024	Annualized Rate
Institutional Reserved Shares	$33,315	$5,142.05%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended February 29, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,370, of which $510 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended February 29, 2024, the Fund engaged in securities purchases of $0 and securities sales of $18,530,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.

20	|	DWS ESG Liquidity Fund — Institutional Shares

C.
Ownership of the Fund
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At February 29, 2024, there were three non-affiliated shareholder accounts that held approximately 30%, 15% and 13% of the total outstanding shares of the Fund and one affiliated shareholder account that held approximately 11% of the total outstanding shares of the Fund.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 29, 2024.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Shares	191,999,892	$192,004,795	364,452,166	$364,421,973
Institutional Reserved Shares	51,339,782	51,400,000	233,918,077	234,121,717
		$243,404,795		$598,543,690
Shares issued to shareholders in reinvestment of distributions
Capital Shares	1,999,926	$1,999,863	3,191,271	$3,190,426
Institutional Shares	4,778,513	4,778,567	10,403,900	10,401,395
Institutional Reserved Shares	2,166,203	2,168,698	4,172,041	4,175,795
		$8,947,128		$17,767,616

DWS ESG Liquidity Fund — Institutional Shares	|	21

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
Institutional Shares	(90,236,666)	$(90,226,725)	(462,095,438)	$(461,982,338)
Institutional Reserved Shares	(49,641,709)	(49,706,123)	(290,871,477)	(291,103,891)
		$(139,932,848)		$(753,086,229)
Net increase (decrease)
Capital Shares	1,999,926	$1,999,863	3,191,271	$3,190,426
Institutional Shares	106,541,739	106,556,637	(87,239,372)	(87,158,970)
Institutional Reserved Shares	3,864,276	3,862,575	(52,781,359)	(52,806,379)
		$112,419,075		$(136,774,923)
F.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, the U.S. Federal Reserve has raised interest rates in response to increased inflation. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Fund’s investments to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize this risk by purchasing short-term securities. If there is an

22	|	DWS ESG Liquidity Fund — Institutional Shares

insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.

DWS ESG Liquidity Fund — Institutional Shares	|	23

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

24	|	DWS ESG Liquidity Fund — Institutional Shares

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Institutional Shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2023 to February 29, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS ESG Liquidity Fund — Institutional Shares	|	25

Expenses and Value of a $1,000 Investment
for the six months ended February 29, 2024 (Unaudited)

Actual Fund Return	Institutional Shares
Beginning Account Value 9/1/23	$1,000.00
Ending Account Value 2/29/24	$1,027.72
Expenses Paid per $1,000*	$.30
Hypothetical 5% Fund Return	Institutional Shares
Beginning Account Value 9/1/23	$1,000.00
Ending Account Value 2/29/24	$1,024.57
Expenses Paid per $1,000*	$.30

*
Expenses are equal to the Institutional Shares’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio
Institutional Shares	.06%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

26	|	DWS ESG Liquidity Fund — Institutional Shares

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS ESG Liquidity Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group

DWS ESG Liquidity Fund — Institutional Shares	|	27

is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (Capital Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates

28	|	DWS ESG Liquidity Fund — Institutional Shares

paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Capital Shares (4th quartile), Institutional Reserved Shares (4th quartile) and Institutional Shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account

DWS ESG Liquidity Fund — Institutional Shares	|	29

distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

30	|	DWS ESG Liquidity Fund — Institutional Shares

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DWS funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site	liquidity.dws.com/US/products/fund_facts_prospectus_l2.jsp View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	DWS PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public
availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 dws.com (800) 621-1148

DWS ESG Liquidity Fund — Institutional Shares	|	31

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Capital Shares	Institutional Shares	Institutional Reserved Shares
Nasdaq Symbol	ESIXX	ESGXX	ESRXX
CUSIP Number	461473 845	461473 837	461473 811
Fund Number	1011	1411	1211

32	|	DWS ESG Liquidity Fund — Institutional Shares

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DELFINST-3
(R-037942-10 4/24)

February 29, 2024
Semiannual Report
to Shareholders
DWS ESG Liquidity Fund
Institutional Reserved Shares

Contents
4	Portfolio Summary
5	Investment Portfolio
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
24	Other Information
25	Information About Your Fund’s Expenses
27	Advisory Agreement Board Considerations and Fee Evaluation
31	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS ESG Liquidity Fund — Institutional Reserved Shares

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund’s investments or in other circumstances. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Money Market investments are subject to interest-rate and credit risks. When interest rates rise, prices generally fall. In addition, any unexpected behavior in interest rates could increase the volatility of the Fund’s yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although individual securities may outperform the market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions. Any investments in money market instruments of foreign issuers are subject to some of the risks of foreign investing, such as unfavorable political and legal developments, limited financial information, and regulatory risk and, economic and financial instability. Portfolio management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. Please read the prospectus for details.
ESG criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential investments: Environmental (how a company performs as a steward of nature); Social (how a company manages relationships with employees, suppliers, customers and communities); Governance (company’s leadership, executive pay, shareholder rights, etc).
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS ESG Liquidity Fund — Institutional Reserved Shares	|	3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	2/29/24	8/31/23
Commercial Paper	48%	48%
Repurchase Agreements	17%	8%
Time Deposits	14%	14%
Certificates of Deposit and Bank Notes	10%	14%
Variable Rate Demand Notes	7%	15%
Government & Agency Obligations	4%	1%
	100%	100%

Weighted Average Maturity	2/29/24	8/31/23
DWS ESG Liquidity Fund	31 days	29 days
iMoneyNet Money Fund Average™—First Tier Institutional— AAA Rating*	30 days	25 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category: First
Tier Institutional — AAA Rating — Category includes institutional funds that may invest in certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and other banking institutions, commercial paper, floating and variable rate demand notes and bonds, and asset backed securities; and has been assigned a rating by one of the nationally recognized statistical rating organizations. S&P Global Ratings, Moody’s Investors
Service, and Fitch Ratings are the largest NRSROs.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s holdings, see page 5.

4	|	DWS ESG Liquidity Fund — Institutional Reserved Shares

Investment Portfolioas of February 29, 2024 (Unaudited)

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 9.6%
Bank of America NA:
5.67% (a), 4/10/2024	5,000,000	5,001,390
5.97%, 8/16/2024	5,000,000	5,009,049
Citibank NA, 5.74%, 8/21/2024	5,000,000	5,006,487
First Abu Dhabi Bank USA NV:
SOFR + 0.2%, 5.51% (a), 8/9/2024	5,000,000	5,000,063
5.7%, 5/24/2024	5,000,000	5,002,037
HSBC Bank USA NA:
5.79%, 11/25/2024	5,000,000	5,009,856
5.82%, 3/11/2024	2,500,000	2,500,176
5.97%, 8/14/2024	3,000,000	3,004,587
Kookmin Bank, SOFR + 0.55%, 5.86% (a), 7/22/2024	3,000,000	3,002,920
Nordea Bank ABP:
SOFR + 0.37%, 5.68% (a), 3/15/2024	2,500,000	2,500,289
SOFR + 0.5%, 5.81% (a), 3/18/2024	3,000,000	3,000,614
Svenska Handelsbanken AB, SOFR + 0.55%, 5.86% (a), 3/5/2024	2,500,000	2,500,164
Swedbank AB, SOFR + 0.36%, 5.67% (a), 4/5/2024	5,000,000	5,001,373
Toronto-Dominion Bank, 5.86% (a), 3/27/2024	1,000,000	1,000,268
Total Certificates of Deposit and Bank Notes (Cost $52,500,671)		52,539,273
Commercial Paper 48.3%
Issued at Discount (b) 39.7%
Alinghi Funding Co. LLC:
144A, 5.434%, 3/5/2024	5,000,000	4,996,280
144A, 5.799%, 5/14/2024	3,000,000	2,966,563
144A, 5.799%, 6/12/2024	5,000,000	4,923,078
Antalis SA, 144A, 5.566%, 4/2/2024	8,000,000	7,960,620
Autobahn Funding Co. LLC, 144A, 5.394%, 3/6/2024	23,000,000	22,979,574
Britannia Funding Co. LLC, 144A, 5.495%, 3/4/2024	5,000,000	4,997,036
Cancara Asset Securitisation LLC, 5.404%, 4/17/2024	5,000,000	4,964,200
Chesham Finance Ltd., 144A, 5.434%, 3/4/2024	4,280,000	4,277,467
Cisco Systems, Inc., 144A, 5.384%, 3/18/2024	5,000,000	4,986,726
Citigroup Global Markets, Inc., 144A, 5.617%, 3/7/2024	2,500,000	2,497,409
Export Development Canada, 5.576%, 5/1/2024	2,500,000	2,477,226
Federation des Caisses Desjardins du Quebec, 144A, 5.384%, 4/1/2024	5,000,000	4,976,175
Glencove Funding LLC, 144A, 5.414%, 4/19/2024	10,000,000	9,925,417
The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Institutional Reserved Shares	|	5

	Principal Amount ($)	Value ($)
John Deere Capital C, 144A, 5.374%, 3/15/2024	10,000,000	9,977,862
Kookmin Bank, 144A, 5.637%, 4/24/2024	4,512,000	4,472,145
Lloyds Bank PLC, 144A, 5.323%, 8/21/2024	5,000,000	4,871,337
Longship Funding LLC:
144A, 5.384%, 3/1/2024	7,000,000	6,998,967
144A, 5.394%, 3/7/2024	10,000,000	9,989,636
Macquarie Bank Ltd., 144A, 5.749%, 5/1/2024	2,000,000	1,981,317
Manhattan Asset Funding Co. LLC, 144A, 5.424%, 4/22/2024	7,500,000	7,440,530
Microsoft Corp., 144A, 5.424%, 5/28/2024	5,000,000	4,934,729
Mont Blanc Capital Corp.:
144A, 5.353%, 4/18/2024	7,777,000	7,720,157
144A, 5.374%, 5/21/2024	10,000,000	9,877,850
National Bank of Canada, 144A, 5.678%, 3/25/2024	5,000,000	4,981,466
Nederlandse Waterschapsbank NV, 144A, 5.369%, 5/22/2024	10,000,000	9,878,443
New York Life Short Term Funding LLC, 144A, 5.434%, 4/10/2024	5,000,000	4,969,571
Oversea-Chinese Banking Corp. Ltd., 144A, 5.637%, 3/6/2024	2,500,000	2,497,789
Pricoa Short Term Funding LLC, 144A, 5.678%, 7/16/2024	5,000,000	4,898,378
Sanofi SA, 144A, 5.374%, 3/19/2024	2,500,000	2,492,987
Standard Chartered Bank:
144A, 5.739%, 3/25/2024	5,000,000	4,981,629
144A, 5.739%, 4/2/2024	2,000,000	1,990,304
Svenska Handelsbanken AB, 144A, 5.678%, 9/18/2024	4,000,000	3,883,115
Unilever Capital Corp., 144A, 5.353%, 4/25/2024	5,000,000	4,958,389
United Overseas Bank Ltd., 144A, 5.566%, 3/19/2024	5,000,000	4,985,922
Victory Receivables Corp., 144A, 5.424%, 5/16/2024	10,000,000	9,885,263
Westpac Banking Corp., 144A, 5.374%, 8/27/2024	5,000,000	4,869,525
		216,465,082
Issued at Par 8.6%
Barton Capital SA, 144A, 5.44% (a), 6/3/2024	5,000,000	5,000,000
Commonwealth Bank of Australia, 144A, SOFR + 0.55%, 5.86% (a), 10/10/2024	4,000,000	4,008,880
Concord Minutemen Capital Co. LLC, 144A, 5.53%, 4/8/2024	5,000,000	5,000,401
Great Bear Funding LLC:
5.5% (a), 7/26/2024	10,000,000	10,000,000
5.61% (a), 6/24/2024	5,000,000	5,001,703
National Australia Bank Ltd.:
144A, SOFR + 0.25%, 5.56% (a), 3/5/2024	3,000,000	3,000,063
144A, SOFR + 0.33%, 5.64% (a), 3/12/2024	3,000,000	3,000,235
The accompanying notes are an integral part of the financial statements.

6	|	DWS ESG Liquidity Fund — Institutional Reserved Shares

	Principal Amount ($)	Value ($)
Swedbank AB, SOFR + 0.38%, 5.69% (a), 4/8/2024	2,000,000	2,000,630
Westpac Banking Corp., 144A, SOFR + 0.5%, 5.81% (a), 3/14/2024	10,000,000	10,001,579
		47,013,491
Total Commercial Paper (Cost $263,475,075)		263,478,573
Variable Rate Demand Notes (c) 6.9%
Colorado, State Housing & Finance Authority, “II” , Series C2, 5.35%, 3/7/2024, SPA: Federal Home Loan Bank	8,750,000	8,750,000
Colorado, State Housing & Finance Authority, Multi-Family Housing Project, “I” , Series C, 5.35%, 3/7/2024, SPA: Federal Home Loan Bank	9,090,000	9,090,000
Maine, State Housing Authority Mortgage Revenue, Series E, 5.37%, 3/7/2024, SPA: Barclays Bank PLC	1,100,000	1,100,000
Minnesota Housing Finance Agency, Series D, 5.35%, 3/7/2024, SPA: Royal Bank of Canada	9,790,000	9,790,000
Wisconsin, Housing & Economic Development Authority:
Series B, 5.33%, 3/7/2024, SPA: Federal Home Loan Bank	6,140,000	6,140,000
Series F, 5.33%, 3/7/2024, SPA: JPMorgan Chase Bank NA	2,820,000	2,820,000
Total Variable Rate Demand Notes (Cost $37,690,000)		37,690,000
Government & Agency Obligations 3.8%
U.S. Treasury Obligations
U.S. Treasury Bills:
5.055% (b), 11/29/2024	5,000,000	4,814,275
5.329% (b), 5/30/2024	3,000,000	2,960,662
5.354% (b), 3/28/2024	5,000,000	4,980,203
5.409% (b), 3/5/2024	3,000,000	2,998,244
U.S. Treasury Floating Rate Notes, 3-month U.S. Treasury Bill Money Market Yield minus 0.075%, 5.251% (a), 4/30/2024	5,000,000	4,999,000
Total Government & Agency Obligations (Cost $20,748,781)		20,752,384
Time Deposits 13.7%
Canadian Imperial Bank of Commerce, 5.31%, 3/1/2024	25,000,000	25,000,000
The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Institutional Reserved Shares	|	7

	Principal Amount ($)	Value ($)
Credit Agricole CIB, 5.3%, 3/1/2024	25,000,000	25,000,000
Mizuho Bank Ltd., 5.32%, 3/1/2024	25,000,000	25,000,000
Total Time Deposits (Cost $75,000,000)		75,000,000
Repurchase Agreements 17.5%
BNP Paribas:
5.31%, dated 2/29/2024, to be repurchased at $14,302,109 on 3/1/2024 (d)	14,300,000	14,300,000
5.39%, dated 2/29/2024, to be repurchased at $15,002,246 on 3/1/2024 (e)	15,000,000	15,000,000
Fixed Income Clearing Corp., 5.31%, dated 2/29/2024, to be repurchased at $40,005,900 on 3/1/2024 (f)	40,000,000	40,000,000
Royal Bank of Canada:
5.3%, dated 2/29/2024, to be repurchased at $1,090,160 on 3/1/2024 (g)	1,090,000	1,090,000
5.31%, dated 2/29/2024, to be repurchased at $25,103,702 on 3/1/2024 (h)	25,100,000	25,100,000
Total Repurchase Agreements (Cost $95,490,000)		95,490,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $544,904,527)	99.8	544,950,230
Other Assets and Liabilities, Net	0.2	1,104,746
Net Assets	100.0	546,054,976

(a)	Floating rate security. These securities are shown at their current rate as of February 29, 2024.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 29, 2024. Date shown reflects the earlier of demand date or stated maturity date.

The accompanying notes are an integral part of the financial statements.

8	|	DWS ESG Liquidity Fund — Institutional Reserved Shares

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
10,000	Federal Home Loan Banks	4.25	11/2/2038	8,984
14,772,800	U.S. Treasury Bills	Zero Coupon	5/30/2024	14,576,602
100	U.S. Treasury Notes	1.5	9/30/2024	98
300	U.S. Treasury Inflation Index Notes	0.125–0.25	7/15/2024–1/15/2025	386
Total Collateral Value				14,586,070

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,397,000	Corporate Bonds	4.6–5.864	9/29/2025–9/15/2041	15,527,738

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
52,822,200	U.S. Treasury Bonds	3.0	8/15/2048	40,800,071

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
157,300	U.S. Treasury Bills	Zero Coupon	4/16/2024	156,238
3,500	U.S. Treasury Bonds	2.25	2/15/2052	2,291
533,000	U.S. Treasury Notes	1.375–4.625	4/30/2025–5/15/2033	496,310
600	U.S. Treasury Strips	Zero Coupon	8/15/2046–5/15/2050	205
1,400	U.S. Treasury Inflation Index Bonds	0.25–3.875	4/15/2029–2/15/2050	1,181
460,000	U.S. Treasury Inflation Index Notes	0.125–1.375	1/15/2030–7/15/2033	455,739
Total Collateral Value				1,111,964
The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Institutional Reserved Shares	|	9

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
797,368	Federal Home Loan Mortgage Corp.	2.0–7.5	9/1/2049–1/1/2054	691,912
12,301,086	Federal National Mortgage Association	1.76–7.5	5/1/2025–1/1/2054	11,884,413
15,098,712	Government National Mortgage Association	2.0–6.5	3/20/2051–2/20/2054	13,029,451
Total Collateral Value				25,605,776

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SOFR: Secured Overnight Financing Rate
SPA: Standby Bond Purchase Agreement
STRIPS: Separate Trading of Registered Interest and Principal Securities
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$449,460,230	$—	$449,460,230
Repurchase Agreements	—	95,490,000	—	95,490,000
Total	$—	$544,950,230	$—	$544,950,230

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

10	|	DWS ESG Liquidity Fund — Institutional Reserved Shares

Statement of Assets and Liabilities
as of February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (cost $449,414,527)	$449,460,230
Repurchase agreements, at value (cost $95,490,000)	95,490,000
Cash	125,357
Receivable for investments sold	85,000
Interest receivable	1,556,337
Other assets	37,105
Total assets	546,754,029
Liabilities
Distributions payable	622,823
Accrued Trustees' fees	3,313
Other accrued expenses and payables	72,917
Total liabilities	699,053
Net assets, at value	$546,054,976
Net Assets Consist of
Distributable earnings (loss)	(246,081)
Paid-in capital	546,301,057
Net assets, at value	$546,054,976
Net Asset Value
Capital Shares Net Asset Value, offering and redemption price per share ($74,692,189 ÷ 74,694,002 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.0000
Institutional Shares Net Asset Value, offering and redemption price per share ($339,373,650 ÷ 339,369,182 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.0000
Institutional Reserved Shares Net Asset Value, offering and redemption price per share ($131,989,137 ÷ 131,838,356 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.0011
The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Institutional Reserved Shares	|	11

Statement of Operations
for the six months ended February 29, 2024 (Unaudited)

Investment Income
Income:
Interest	$12,974,678
Expenses:
Management fee	351,829
Administration fee	227,516
Services to shareholders	6,857
Service fees	33,315
Custodian fee	15,786
Professional fees	32,418
Reports to shareholders	12,206
Registration fees	28,266
Trustees' fees and expenses	7,496
Other	35,826
Total expenses before expense reductions	751,515
Expense reductions	(590,795)
Total expenses after expense reductions	160,720
Net investment income	12,813,958
Realized and Unrealized Gain (Loss)
Change in net unrealized appreciation (depreciation) on investments	71,394
Net increase (decrease) in net assets resulting from operations	$12,885,352
The accompanying notes are an integral part of the financial statements.

12	|	DWS ESG Liquidity Fund — Institutional Reserved Shares

Statements of Changes in Net Assets
	Six Months Ended February 29, 2024	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$12,813,958	$25,016,874
Net realized gain (loss)	—	(12,369)
Change in net unrealized appreciation (depreciation)	71,394	32,260
Net increase (decrease) in net assets resulting from operations	12,885,352	25,036,765
Distributions to shareholders:
Capital Shares	(1,999,863)	(3,190,426)
Institutional Shares	(7,186,573)	(14,036,432)
Institutional Reserved Shares	(3,627,010)	(7,790,016)
Total distributions	(12,813,446)	(25,016,874)
Fund share transactions:
Proceeds from shares sold	243,404,795	598,543,690
Reinvestment of distributions	8,947,128	17,767,616
Payments for shares redeemed	(139,932,848)	(753,086,229)
Net increase (decrease) in net assets from Fund share transactions	112,419,075	(136,774,923)
Increase (decrease) in net assets	112,490,981	(136,755,032)
Net assets at beginning of period	433,563,995	570,319,027
Net assets at end of period	$546,054,976	$433,563,995

The accompanying notes are an integral part of the financial statements.

DWS ESG Liquidity Fund — Institutional Reserved Shares	|	13

Financial Highlights
DWS ESG Liquidity Fund — Institutional Reserved Shares
	Six Months Ended 2/29/24	Years Ended August 31,				Period Ended
	(Unaudited)	2023	2022	2021	2020	8/31/19[a]
Selected Per Share Data
Net asset value, beginning of period	$1.0010	$1.0008	$1.0011	$1.0013	$1.0014	$1.0000
Income (loss) from investment operations:
Net investment income	.0271	.0447	.0056	.0010	.0122	.0208
Net realized and unrealized gain (loss)	.0001	.0002	(.0003 )	(.0002 )	(.0001 )	.0014
Total from investment operations	.0272	.0449	.0053	.0008	.0121	.0222
Less distributions from:
Net investment income	(.0271 )	(.0447 )	(.0056 )	(.0010 )	(.0122 )	(.0208 )
Net asset value, end of period	$1.0011	$1.0010	$1.0008	$1.0011	$1.0013	$1.0014
Total Return (%)[b]	2.75 *	4.58	.53	.08	1.21	2.24 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	132	128	181	91	47	57
Ratio of expenses before expense reductions (%)	.36 **	.35	.36	.37	.39	.41 **
Ratio of expenses after expense reductions (%)	.09 **	.09	.09	.09	.09	.07 **
Ratio of net investment income (%)	5.44 **	4.45	.65	.09	1.25	2.50 **

[a]	For the period from October 29, 2018 (commencement of operations) to August 31, 2019.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS ESG Liquidity Fund — Institutional Reserved Shares

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS ESG Liquidity Fund (the “Fund” ) is a diversified series of Investors Cash Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Fund may impose a discretionary liquidity fee on redemptions if DWS Investment Management Americas, Inc. (the “Advisor” ) determines that a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund’s investments or in other circumstances.
The Fund offers three classes of shares: Capital Shares, Institutional Shares and Institutional Reserved Shares. Certain detailed financial information for Capital Shares and Institutional Shares are provided separately and are available upon request. Capital Shares are no longer available to new external investors except under certain circumstances.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated the Advisor as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

DWS ESG Liquidity Fund — Institutional Reserved Shares	|	15

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the

16	|	DWS ESG Liquidity Fund — Institutional Reserved Shares

amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of February 29, 2024, the Fund held repurchase agreements with a gross value of $95,490,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At August 31, 2023, the Fund had net tax basis capital loss carryforwards of approximately $297,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At February 29, 2024, the aggregate cost of investments for federal income tax purposes was $544,904,527. The net unrealized appreciation for all investments based on tax cost was $45,703. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $77,431 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $31,728.
The Fund has reviewed the tax positions for the open tax years as of August 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

DWS ESG Liquidity Fund — Institutional Reserved Shares	|	17

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Liquidity Fees. The Fund may impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the Advisor determines that a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the fund’s investments or in other circumstances. Any liquidity fees imposed are retained by the Fund for the benefit of the remaining shareholders and are recorded as an addition to paid-in-capital. There were no liquidity fees imposed for the six months ended February 29, 2024.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

18	|	DWS ESG Liquidity Fund — Institutional Reserved Shares

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.1500%
Next $3 billion of such net assets	.1325%
Over $4 billion of such net assets	.1200%
Accordingly, for the six months ended February 29, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets.
For the period from September 1, 2023 through November 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Institutional Reserved Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.17%.

For the period from September 1, 2023 through February 29, 2024, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Institutional Reserved Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.09%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

The Advisor has also agreed to maintain expenses of certain other classes of the Fund. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.
For the six months ended February 29, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Capital Shares	$89,571
Institutional Shares	320,557
Institutional Reserved Shares	180,667
$590,795
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 29, 2024, the Administration Fee was $227,516, of which $41,422 is unpaid.

DWS ESG Liquidity Fund — Institutional Reserved Shares	|	19

Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended February 29, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 29, 2024
Capital Shares	$407	$160
Institutional Shares	1,138	480
Institutional Reserved Shares	5,089	591
	$6,634	$1,231
Shareholder Servicing Fee. DWS Distributors, Inc., (“DDI” ), an affiliate of the Advisor, provides information and administrative services for a fee (“Service Fee” ) at an annual rate of up to 0.05% of the average daily net assets for the Institutional Reserved Shares. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the six months ended February 29, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 29, 2024	Annualized Rate
Institutional Reserved Shares	$33,315	$5,142.05%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended February 29, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,370, of which $510 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended February 29, 2024, the Fund engaged in securities purchases of $0 and securities sales of $18,530,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.

20	|	DWS ESG Liquidity Fund — Institutional Reserved Shares

C.
Ownership of the Fund
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At February 29, 2024, there were three non-affiliated shareholder accounts that held approximately 30%, 15% and 13% of the total outstanding shares of the Fund and one affiliated shareholder account that held approximately 11% of the total outstanding shares of the Fund.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 29, 2024.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Shares	191,999,892	$192,004,795	364,452,166	$364,421,973
Institutional Reserved Shares	51,339,782	51,400,000	233,918,077	234,121,717
		$243,404,795		$598,543,690
Shares issued to shareholders in reinvestment of distributions
Capital Shares	1,999,926	$1,999,863	3,191,271	$3,190,426
Institutional Shares	4,778,513	4,778,567	10,403,900	10,401,395
Institutional Reserved Shares	2,166,203	2,168,698	4,172,041	4,175,795
		$8,947,128		$17,767,616

DWS ESG Liquidity Fund — Institutional Reserved Shares	|	21

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
Institutional Shares	(90,236,666)	$(90,226,725)	(462,095,438)	$(461,982,338)
Institutional Reserved Shares	(49,641,709)	(49,706,123)	(290,871,477)	(291,103,891)
		$(139,932,848)		$(753,086,229)
Net increase (decrease)
Capital Shares	1,999,926	$1,999,863	3,191,271	$3,190,426
Institutional Shares	106,541,739	106,556,637	(87,239,372)	(87,158,970)
Institutional Reserved Shares	3,864,276	3,862,575	(52,781,359)	(52,806,379)
		$112,419,075		$(136,774,923)
F.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, the U.S. Federal Reserve has raised interest rates in response to increased inflation. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Fund’s investments to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize this risk by purchasing short-term securities. If there is an

22	|	DWS ESG Liquidity Fund — Institutional Reserved Shares

insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.

DWS ESG Liquidity Fund — Institutional Reserved Shares	|	23

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

24	|	DWS ESG Liquidity Fund — Institutional Reserved Shares

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Institutional Reserved Shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2023 to February 29, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS ESG Liquidity Fund — Institutional Reserved Shares	|	25

Expenses and Value of a $1,000 Investment
for the six months ended February 29, 2024 (Unaudited)

Actual Fund Return	Institutional Reserved Shares
Beginning Account Value 9/1/23	$1,000.00
Ending Account Value 2/29/24	$1,027.46
Expenses Paid per $1,000*	$.45
Hypothetical 5% Fund Return	Institutional Reserved Shares
Beginning Account Value 9/1/23	$1,000.00
Ending Account Value 2/29/24	$1,024.42
Expenses Paid per $1,000*	$.45

*
Expenses are equal to the Institutional Reserved Shares’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio
Institutional Reserved Shares	.09%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

26	|	DWS ESG Liquidity Fund — Institutional Reserved Shares

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS ESG Liquidity Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group

DWS ESG Liquidity Fund — Institutional Reserved Shares	|	27

is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (Capital Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates

28	|	DWS ESG Liquidity Fund — Institutional Reserved Shares

paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Capital Shares (4th quartile), Institutional Reserved Shares (4th quartile) and Institutional Shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account

DWS ESG Liquidity Fund — Institutional Reserved Shares	|	29

distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

30	|	DWS ESG Liquidity Fund — Institutional Reserved Shares

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DWS funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site	liquidity.dws.com/US/products/fund_facts_prospectus_l2.jsp View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	DWS PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public
availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 dws.com (800) 621-1148

DWS ESG Liquidity Fund — Institutional Reserved Shares	|	31

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Capital Shares	Institutional Shares	Institutional Reserved Shares
Nasdaq Symbol	ESIXX	ESGXX	ESRXX
CUSIP Number	461473 845	461473 837	461473 811
Fund Number	1011	1411	1211

32	|	DWS ESG Liquidity Fund — Institutional Reserved Shares

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DESGLF-3
(R-065278-6 4/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS ESG Liquidity Fund, a series of Investors Cash Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	4/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	4/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	4/29/2024